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                          The Fulcrum Trust
                    (formerly The Palladian Trust)
                          440 Lincoln Street
                         Worcester, MA 01653

                            (800) 917-1909
                          Fax: (508) 856-9526


                           September 3, 1998

VIA EDGAR


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

    Re: The Fulcrum Trust (formerly The Palladian Trust)
        File Nos. 33-73882 and 811-08278

Ladies and Gentlemen:

        The Fulcrum Trust (formerly The Palladian Trust) (the "Trust") hereby certifies that: (1) the text of the Trust's most recent post-effective amendment (Post-effective Amendment No. 8-Accession No. 0001047469-98-033266) has been filed electronically; and (2) the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) under the Securities Act of 1933 would not have differed from that contained in the most recent post-effective amendment (Post-effective Amendment No. 8-Accession No. 0001047469-98-033266). This certification is made pursuant to Rule 497(j) in lieu of a filing under Rule 497(c).

Any questions regarding this filing should be directed to the undersigned at (508) 855-4013.


                                           Respectfully submitted,


                                           /s/ George M. Boyd
                                           George M. Boyd
                                           Secretary